Income Taxes	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 - Income Taxes

The components of income taxes are summarized as follows:

	Years Ended March 31,
	2016	2015	2014
	(In Thousands)
Current tax expense:
Federal income	$2,863	$3,226	$3,176
State income	574	612	676
Total current income tax expense	3,437	3,838	3,852
Deferred tax (benefit) expense:
Federal income	(703)	183	(342)
State income	(192)	43	(91)
Total deferred income tax (benefit) expense	(895)	226	(433)
Total Income Tax Expense	$2,542	$4,064	$3,419

The following table presents a reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended March 31,
	2016	2015	2014
	(Dollars In Thousands)
Federal income tax at the statutory rate	$2,701	$4,290	$3,361
Increase (decrease) in income taxes resulting from:
State income tax, net of federal income tax effect	252	433	387
Bank owned life insurance income	(528)	(710)	(353)
Other, net	117	51	24
Total Income Tax Expense	$2,542	$4,064	$3,419
Effective income tax rate	32.0%	32.2%	34.6%

Deferred tax assets and liabilities consisted of the following:

	March 31,
	2016	2015
	(In Thousands)
Deferred income tax assets:
Pension costs	$1,047	$928
Allowance for loan losses	1,781	1,420
Depreciation	322	294
Post-retirement benefits and healthcare obligations	—	418
Non-qualified benefit plans	237	255
Employee Stock Ownership Plan	377	368
Supplemental Executive Retirement Plan	179	112
Other benefit plans	295	18
Other	323	271
Total Deferred Tax Assets	4,561	4,084
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(54)	(85)
Post-retirement benefits and healthcare obligations	(65)	—
Net Deferred Tax Asset Included in Other Assets	$4,442	$3,999

Note 8 - Income Taxes (Continued)

Retained earnings at March 31, 2016 and 2015 includes approximately $6.4 million of tax bad debt deductions for which deferred taxes have not been provided. Reduction of such amount for purposes other than bad debt losses, including non-dividend distributions, will result in income for tax purposes only, and will be subject to income tax at the then current rate. The Company does not intend to make non-dividend distributions that would result in a recapture of any portion of its bad debt reserves.